Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary		Average Summary Compensation Table total	Average Compensation actually paid	Value of fixed $100 investment based on:
Year	Compensation Table total for PEO (1)	Compensation actually paid to PEO (2)	for non-PEO named executive officers (3)	to non-PEO named executive officers (4)	Total shareholder return (5)	Peer Group total shareholder return (6)	Net Income (millions) (7)	Adjusted EPS (8)
	($)	($)	($)	($)	($)	($)	($)	($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,720,419	2,627,030	4,044,487	2,631,032	77.87	134.30	1,091.7	4.49
2021	8,365,888	10,099,689	3,082,720	4,579,856	123.79	151.89	1,129.9	4.69
2020	16,905,180	18,110,719	5,434,441	5,377,090	113.17	119.36	(1,205.1)	4.02

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table at page 60.
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
	($)	($)	($)	($)	($)	($)
2022	8,720,419	(7,531,081)	1,398,052	0	39,640	2,627,030
2021	8,365,888	(5,750,129)	7,440,403	0	43,527	10,099,689
2020	16,905,180	(10,854,129)	16,619,383	(4,601,533)	41,818	18,110,719
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	7,843,382	(4,114,803)	-	(2,330,527)	-	-	1,398,052
2021	6,429,092	897,867	-	113,444	-	-	7,440,403
2020	10,538,992	2,677,081	-	3,403,310	-	-	16,619,383
(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2022	39,640	-	39,640
2021	43,527	-	43,527
2020	41,818	-	41,818

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2022	4,044,487	(2,919,197)	1,494,256	(5,384)	16,870	2,631,032
2021	3,082,720	(1,594,538)	3,073,423	0	18,251	4,579,856
2020	5,434,441	(3,078,907)	3,700,875	(821,580)	142,261	5,377,090
(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	2,931,884	(721,836)	-	(715,792)	-	-	1,494,256
2021	1,788,525	976,574	-	308,324	-	-	3,073,423
2020	3,084,855	296,176	-	319,844	-	-	3,700,875
(b)	The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
	($)	($)	($)
2022	16,870	-	16,870
2021	18,251	-	18,251
2020	142,261	-	142,261

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of 21 comparison companies for compensation benchmarking set forth under the heading “Compensation Benchmarking” found under the Compensation Discussion and Analysis of this Proxy Statement at page 49.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. The amount of net income for 2020 reflects a loss from discontinued operations, net of tax, of $2,172.5 million.
(8)	Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]

For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for 2020, 2021 and 2022 are the following:

Year	PEO	Non-PEO named executive officers
2022	Christophe Beck	Scott D. Kirkland, Lanesha T. Minnix, Laurie M. Marsh, Darrell R. Brown
2021	Christophe Beck	Daniel J. Schmechel, Angela M. Busch, Timothy P. Mulhere and Douglas M. Baker, Jr.
2020	Douglas M. Baker, Jr.	Daniel J. Schmechel, Christophe Beck, Machiel Duijser and Elizabeth A. Simermeyer

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the group of 21 comparison companies for compensation benchmarking set forth under the heading “Compensation Benchmarking” found under the Compensation Discussion and Analysis of this Proxy Statement at page 49.

PEO Total Compensation Amount	$ 8,720,419	$ 8,365,888	$ 16,905,180
PEO Actually Paid Compensation Amount	$ 2,627,030	10,099,689	18,110,719
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 4,044,487	3,082,720	5,434,441
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,631,032	4,579,856	5,377,090
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR

Compensation Actually Paid vs. Net Income [Text Block]

COMPENSATION ACTUALLY PAID AND NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

COMPENSATION ACTUALLY PAID AND ADJUSTED EPS

Total Shareholder Return Vs Peer Group [Text Block]
CUMULATIVE TSR OF THE COMPANY AND CUMULATIVE TSR OF THE PEER GROUP

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s compensation programs are designed to enable us to attract and retain the leadership talent that is necessary to successfully manage our strong earnings growth and return on invested capital objectives, while balancing necessary investment in the businesses in order to achieve attractive, long-term shareholder returns. As required by Item 402(v) of Regulation S-K, the following is a list of performance measures, which in our assessment represents the most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs for 2022:

●	Adjusted diluted earnings per share
●	Adjusted return on invested capital
●	Adjusted operating income (total division and business unit)
●	Revenue (business unit)

Total Shareholder Return Amount	$ 77.87	123.79	113.17
Peer Group Total Shareholder Return Amount	134.30	151.89	119.36
Net Income (Loss)	$ 1,091,700,000	$ 1,129,900,000	$ (1,205,100,000)
Company Selected Measure Amount	4.49	4.69	4.02
PEO Name	Christophe Beck
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent			$ 2,172,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
Non-GAAP Measure Description [Text Block]
(8)	Our non-GAAP adjusted financial measure for diluted earnings per share excludes the impact of special (gains) and charges and the impact of discrete tax items. We include items within special (gains) and charges and discrete tax items that we believe can significantly affect the period-over-period assessment of operating results and not necessarily reflect costs associated with historical trends and future results. After tax special (gains) and charges are derived by applying the applicable local jurisdictional tax rate to the corresponding pre-tax special (gains) and charges.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted return on invested capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income (total division and business unit)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (business unit)
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,531,081)	$ (5,750,129)	(10,854,129)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,398,052	7,440,403	16,619,383
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(4,601,533)
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,640	43,527	41,818
PEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,843,382	6,429,092	10,538,992
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,114,803)	897,867	2,677,081
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,330,527)	113,444	3,403,310
PEO [Member] | Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,640	43,527	41,818
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,919,197)	(1,594,538)	(3,078,907)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,494,256	3,073,423	3,700,875
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,384)	0	(821,580)
Non-PEO NEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,870	18,251	142,261
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,931,884	1,788,525	3,084,855
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(721,836)	976,574	296,176
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(715,792)	308,324	319,844
Non-PEO NEO [Member] | Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,870	$ 18,251	$ 142,261